Other income, net	12 Months Ended
Dec. 31, 2020
Other income, net
Other income, net

23.          Other income, net

Continuing Operations	Years ended December 31,
(In thousands)	2018	2019	2020
Government subsidy income	2,096	2,061	2,287
Investment income from short-term investments	5,817	4,020	2,943
Net unrealized gains arising from long-term investments	—	10,907	794
Investment income on disposal of long-term investments	—	579	214
Impairment of long-term investments	(7,794)	(19,831)	(794)
Exchange gain/(loss), net	1,216	(402)	(2,948)
Settlement income	414	1,531	—
Gains from disposal of Linktoken program	—	6,630	—
Value-added tax deduction	—	427	1,361
Others	1,061	(61)	880
Total	2,810	5,861	4,737